Notes on the Consolidated Balance Sheet (Details) € in Thousands	6 Months Ended
Jun. 30, 2018 EUR (€)
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	€ 35,136
Balance, June 30,	35,772
Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	38,926
Additions	1,432
Reclassifications	0
Currency translation	725
Balance, June 30,	41,083
Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,790
Additions	1,521
Balance, June 30,	5,311
Software | Internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,503
Balance, June 30,	3,083
Software | Internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,869
Additions	70
Reclassifications	0
Currency translation	50
Balance, June 30,	3,989
Software | Internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	366
Additions	540
Balance, June 30,	906
Software | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0
Balance, June 30,	0
Software | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0
Additions	0
Reclassifications	0
Currency translation	0
Balance, June 30,	0
Software | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0
Additions	0
Balance, June 30,	0
Licenses and domains | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	128
Balance, June 30,	138
Licenses and domains | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	232
Additions	12
Reclassifications	14
Currency translation	0
Balance, June 30,	258
Licenses and domains | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	104
Additions	16
Balance, June 30,	120
Brands and trademarks | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	4,917
Balance, June 30,	4,918
Brands and trademarks | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	5,093
Additions	0
Reclassifications	0
Currency translation	71
Balance, June 30,	5,164
Brands and trademarks | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	176
Additions	70
Balance, June 30,	246
Other intangible assets | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	2,314
Balance, June 30,	1,586
Other intangible assets | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	5,458
Additions	136
Reclassifications	0
Currency translation	31
Balance, June 30,	5,625
Other intangible assets | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,144
Additions	895
Balance, June 30,	4,039
Intangible assets under development | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	1,090
Balance, June 30,	2,291
Intangible assets under development | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	1,090
Additions	1,214
Reclassifications	(14)
Currency translation	1
Balance, June 30,	2,291
Intangible assets under development | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0
Additions	0
Balance, June 30,	0
Goodwill | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	23,184
Balance, June 30,	23,756
Goodwill | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	23,184
Additions	0
Reclassifications	0
Currency translation	572
Balance, June 30,	23,756
Goodwill | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0
Additions	0
Balance, June 30,	€ 0